S000074771 [Member] Investment Strategy - DoubleLine Shiller CAPE U.S. Equities ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. equity securities, including exchange-traded investment companies that provide exposure to U.S. equity securities, subject to the limitations described below. Under normal market conditions, the Fund invests its assets in securities that are listed on a national securities exchange registered with the Securities and Exchange Commission (the “SEC”), and that trade contemporaneously with the Fund’s shares. The Fund may invest in equity securities of companies of any market capitalization other than penny stocks.
An issuer is considered to be a U.S. equity issuer if: (i) its principal place of business is located in the United States; (ii) at least 50% of its assets are located in the United States and/or (iii) it derives at least 50% of its revenues from the United States.
The Shiller Barclays CAPE® US Sector TR USD Index. In seeking to achieve the Fund’s investment objective, when making investment decisions for the Fund, the Adviser considers the underlying constituents of the Shiller Barclays CAPE® US Sector TR USD Index (the “Index”), but the Fund is not limited in its ability to invest in companies other than those underlying the Index. The Index incorporates the principles of long-term investing distilled by Dr. Robert Shiller and expressed through the CAPE® (Cyclically Adjusted Price Earnings) ratio (the “CAPE® Ratio”). The classic CAPE® Ratio assesses equity market valuations and averages ten years of inflation-adjusted earnings to account for earnings and market cycles. By contrast, traditional valuation measures, such as the price-earnings (PE) ratio, typically rely on earnings information from only the past year. The Index uses a relative version of the classic CAPE® Ratio to identify undervalued sectors while also seeking to exclude a sector that may appear undervalued, but which may have also had recent relative price underperformance due to fundamental issues with the sector that may negatively affect the sector’s long-term total return. There can be no assurance that the Index will provide a better measure of value than more traditional measures, over any period or over the long term.
The Index’s composition is determined monthly. Each month, the Index’s methodology ranks eleven US sectors based on a modified CAPE® Ratio (a “value” factor) and a twelve-month price momentum factor (a “momentum” factor). Each US sector is represented by a sector ETF that tracks a sector index, which is an ETF in the family of Select Sector SPDR Funds or, in the case of the real estate sector, the iShares Dow Jones U.S. Real Estate Index Fund. The Index methodology selects the five US sectors with the lowest modified CAPE® Ratio — the sectors that are the most undervalued according to the CAPE® Ratio. Only four of these five sectors, however, end up in the Index for a given month, as the sector with the worst 12‑month price momentum (“total return”) among the five selected sectors is eliminated. The Index methodology allocates an equally weighted long (i.e., investment) exposure to the four remaining US sectors. As of the date of this Prospectus, the eleven sectors that may be selected by the Index methodology include Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Materials, Technology, Utilities and Real Estate. The Select Sector SPDR Funds are typically comprised of issuers represented in the S&P 500® Index. The Index is rebalanced on a monthly basis.
Through the Fund’s investments related to the Index, the Fund will have focused exposures to the sectors making up the Index at any given time. As a result, the Fund’s net asset value may be affected to a greater degree by factors affecting those sectors or industries than a fund that invests more broadly. Because the Fund is actively managed, the Adviser has the discretion to invest in securities not included in the Index and may over or underweight a particular sector as it deems appropriate in seeking the Fund’s investment objective.
The Adviser will seek investment exposure to the sectors comprising the Index by investing directly in some or all of the securities that are included in those sectors. Although the Fund seeks to create an investment return that approximates that of the Index and the Fund will, at all times during normal market conditions, have investment exposure to issuers underlying the Index, the Fund does not seek to track or replicate the Index. The Adviser or the Fund’s Board may in their sole discretion, after providing any required notice to shareholders, select, in place of the Index, another index (such as the S&P 500® Index) or a basket of reference investments. The Fund may gain exposure to any substitute index or basket of investments in any manner the Adviser determines appropriate, including those described above with respect to how the Fund may obtain exposure to the Index.
Subject to the applicable limitations described below, the Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described above by investing in other exchange-traded investment companies, including listed closed‑end investment companies, ETFs and government money market funds, in each case affiliated or unaffiliated with the Fund.
Portfolio securities may be sold at any time. Sales typically occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities or when the individual security has reached the portfolio managers’ sell target. The Fund’s investment strategy may involve active and frequent trading of portfolio securities.
The Fund operates in reliance on an exemptive order from the SEC (the “Order”), which limits the types of investments the Fund may hold to those listed in the Fund’s application for the Order. Under the terms of the Order, the Fund is permitted to invest only in exchange-traded funds, exchange-traded notes, exchange listed common stocks, exchange-traded preferred stocks, exchange-traded American Depositary Receipts, exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metal trusts, exchange-traded currency trusts and exchange-traded futures that trade on a U.S. exchange contemporaneously with the Fund’s shares, as well as cash and cash equivalents (which are short-term U.S.
Treasury securities, government money market funds, and repurchase agreements). The Fund will not buy securities that are illiquid investments (as defined in rule 22e‑4(a)(8) under the Investment Company Act of 1940, as amended (the “1940 Act”)) at the time of purchase. The Fund may, however, hold an illiquid investment if it becomes illiquid after purchase. The Fund’s investment strategies and practices, including those listed above, are subject to these limitations.
The Fund is classified as a non‑diversified fund under the 1940 Act and may invest in the securities of a smaller number of issuers than a diversified fund.